Cover	Jun. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Entity File Number	001-36451
Entity Registrant Name	QUEST RESOURCE HOLDING CORPORATION
Entity Central Index Key	0001442236
Entity Tax Identification Number	51-0665952
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	433 E. Las Colinas Boulevard
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	972
Local Phone Number	464-0004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	QRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	(Former name or former address if changed since last report)